UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850
OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)
One American Square, Indianapolis, IN		46282-8216
(Address of principal executive offices)		(Zip code)
Constance E. Lund One American Square Indianapolis, IN 46282-8216
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

OneAmerica Funds, Inc.

Value Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

Description	Shares	Value

COMMON STOCKS (86.9%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	29,150	$3,120,508
Precision Castparts Corp.	58,650	4,516,636
		7,637,144
Apparel (9.4%)
Columbia Sportswear Co.*	112,500	5,988,375
Kellwood Co.	188,800	5,435,552
Liz Claiborne, Inc.	109,100	4,378,183
Reebok International, Ltd.	157,850	6,992,755
Wolverine World Wide, Inc.	388,350	8,322,340
		31,117,205
Automotive Components (2.0%)
Magna International, Inc.	83,400	5,579,460
TBC Corp.*	36,120	1,006,303
		6,585,763
Cement & Aggregates (3.2%)
Lafarge North America, Inc.	177,700	10,386,565

Chemicals (1.0%)
Dow Chemical Co.	68,000	3,389,800

Computer Hardware & Software (5.2%)
Autodesk, Inc.	339,800	10,112,448
Hewlett-Packard Co.	324,174	7,112,378
		17,224,826
Consumer Products (0.9%)
Helen of Troy, Ltd.*	105,700	2,894,066

Diversified Financial Services (8.4%)
Aegon NV	247,700	3,334,042
Citigroup, Inc.	88,598	3,981,594
Federated Investors, Inc.	224,800	6,364,088
Investment Technology Group, Inc.*	251,900	4,408,250
JPMorgan Chase & Co.	175,207	6,062,162
Washington Mutual, Inc	90,526	3,575,777
		27,725,913
Diversified Manufacturing (4.9%)
Carlisle Cos., Inc.	145,200	10,130,604
Crane Co.	78,400	2,257,136
Trinity Industries, Inc.	138,150	3,891,686
		16,279,426

Electrical Equipment (5.3%)
American Power Conversion	369,550	$9,648,951
Baldor Electric Co.	301,893	7,791,858
		17,440,809
Health Care (6.1%)
McKesson Corp.	183,450	6,925,237
Merck & Co., Inc.	38,900	1,259,193
Pfizer, Inc.	228,950	6,014,517
Priority Healthcare Corp. Class B*	266,500	5,764,395
		19,963,342
Home Furnishings (2.9%)
Furniture Brands International, Inc.	217,550	4,744,766
La-Z-Boy, Inc.	342,150	4,766,149
		9,510,915
Industrial Conglomerates (1.4%)
General Electric Co.	127,600	4,601,256

Metals & Mining (1.8%)
Alcoa, Inc.	160,700	4,883,673
Phelps Dodge Corp.	11,500	1,169,895
		6,053,568
Oil & Oil Services (8.2%)
Royal Dutch Petroleum Co.	141,400	8,489,656
Tidewater, Inc.	170,350	6,619,801
Valero Energy Corp.	160,400	11,752,508
		26,861,965
Paper and Forest Products (2.0%)
Wausau-Mosinee Paper Corp.	455,400	6,439,356

Recreation (5.4%)
Brunswick Corp.	203,200	9,519,920
Mattel, Inc.	392,400	8,377,740
		17,897,660
Restaurants (2.1%)
Outback Steakhouse, Inc.	86,150	3,944,809
Ryan’s Restaurant Group, Inc.*	201,600	2,929,248
		6,874,057
Retail (5.0%)
BJ’s Wholesale Club, Inc.*	248,900	7,730,834
Home Depot, Inc.	155,500	5,946,320
Longs Drug Stores, Inc.	86,700	2,966,874
		16,644,028
Semiconductors (1.9%)
Intel Corp.	138,700	3,222,001
Texas Instruments, Inc.	115,500	2,944,095
		6,166,096

Telecommunication Services (5.0%)
Nokia Corp. ADR	448,950	$6,927,299
Sprint Corp.	100,750	2,292,063
Telefonos de Mexico, Class L ADR	214,450	7,404,958
		16,624,320
Transportation (2.5%)
Alexander & Baldwin, Inc.	40,250	1,658,300
Norfolk Southern Corp.	115,000	4,260,750
Werner Enterprises, Inc.	115,900	2,251,937
		8,170,987
Total Common Stocks (cost: $230,599,960)		286,489,067

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short -Term Notes (3.9%)
Commercial Paper (3.9%)
Consumer Finance (3.6%)
American Express Credit Corp.	2.660%	04/05/05	$2,000,000	$1,999,424
American General Finance Corp.	2.829	05/13/05	2,000,000	1,993,397
American International Group Funding, Inc.	2.580	04/08/05	2,000,000	1,998,997
General Electric Capital Corp.	2,909	05/23/05	2,000,000	1,991,593
Prudential Funding Corp.	2.839	05/20/05	2,000,000	1,990,533
Toyota Motor Credit Corp.	2.559	04/05/05	2,000,000	1,999,431
				11,973,375
Oil & Gas (0.3%)
Chevron Texaco Corp.	2.490	04/26/05	1,000,000	998,271
Total short- term notes (cost: $12,971,646)				12,971,646

	Shares
MONEY MARKET MUTUAL FUNDS (7.2%)
Federated Investors Prime Obligation	12,071,287	12,071,287
Goldman Sachs Financial Square Funds	11,650,000	11,650,000
Total money market mutual funds (cost: $23,721,287)		23,721,287

MUTUAL FUNDS (1.9%)
iShares Russell 1000 Value Index Fund (cost: $5,602,699)	93,100	6,126,911

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve	284,113	284,113
Total cash and cash equivalents (cost $284,113)
Total Investments (Cost $273,179,705)		$329,593,024

*              Non- Income producing securities

The Interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on total investment at value.

OneAmerica Funds, Inc.

Money Market Portfolio

Schedule of Investments

March 31, 2005

(Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Notes (97.6%)
U.S. Government & Agency Obligations (27.5%)
Federal Home Loan Bank	1.300%	04/11/05	$4,000,000	$4,000,000
Federal Home Loan Bank	2.020	06/15/05	3,200,000	3,200,000
Federal Home Loan Bank	2.050	06/24/05	2,000,000	2,000,000
Federal Home Loan Mortgage Corp. Discount Notes	2.549	04/19/05	3,000,000	2,996,175
Federal Home Loan Mortgage Corp. Discount Notes	2.679	05/02/05	6,000,000	5,986,153
Federal Agricultural Mortgage Corp. Discount Notes	2.730	04/25/05	2,000,000	1,996,360
Federal Agricultural Mortgage Corp. Discount Notes	2.720	06/01/05	3,000,000	2,986,173
Federal Farm Credit Bank Discount Note	2.520	04/15/05	5,000,000	4,995,100
Federal Farm Credit Bank Discount Note	2.850	06/16/05	2,000,000	1,987,967
Federal Farm Credit Bank Discount Note	2.599	06/30/05	2,400,000	2,384,400
Federal Farm Credit Bank Discount Note	2.520	04/15/05	3,000,000	2,997,095
Federal National Mortgage Association Discount Notes	2.600	04/13/05	6,200,000	6,194,733
Federal National Mortgage Association Discount Notes	2.530	04/11/05	2,300,000	2,298,384
Tennessee Valley Authority Discount Notes	2.649	04/14/05	6,000,000	5,994,367
Tennessee Valley Authority Discount Notes	2.659	04/21/05	2,500,000	2,496,306
				52,513,213
Commercial Paper (56.8%)
Automotive (3.2%)
Honda Motor Company	2.600	04/12/05	4,000,000	3,996,822
Honda Motor Company	2.549	04/06/05	2,000,000	1,999,292
				5,996,114
Chemicals (2.1%)
Du Pont	2.740	05/03/05	4,000,000	3,990,258

Consumer Finance (16.7%)
American Express Credit Corp.	2.599	04/07/05	2,500,000	2,498,917
American Express Credit Corp.	2.967	05/09/05	2,500,000	2,492,168
American General Finance Corp.	2.670	04/21/05	3,200,000	3,195,253
American General Finance Corp.	2.809	05/15/05	2,800,000	2,791,476
IBM Credit Corp.	2.480	04/06/05	4,000,000	3,998,622
IBM Credit Corp.	2.589	04/25/05	2,000,000	1,996,547
Siemens Capital Corp.	2.550	04/01/05	5,000,000	5,000,000
Toyota Motor Credit Corp.	2.864	05/12/05	4,000,000	3,986,955
UBS Finance Delaware, LLC	2.719	05/05/05	4,000,000	3,989,267
UBS Finance Delaware, LLC	2.800	06/01/05	2,000,000	1,990,511
				31,939,716
Diversified Financial Services (6.3%)
Citicorp	2.769	04/22/05	6,000,000	5,990,305
General Electric Capital Corp.	2.059	04/04/05	3,500,000	3,499,268
General Electric Capital Corp.	2.790	05/24/05	2,500,000	2,489,731
				11,979,304
Diversified Telecommunication Services (3.0%)
Bellsouth Telecommunications	2.659	04/11/05	3,000,000	2,997,783
Bellsouth Telecommunications	2.760	05/03/05	2,800,000	2,793,131
				5,790,914

Education (1.6%)
Harvard University	2.769	05/18/05	3,000,000	$2,989,151

Food, Beverages (3.1%)
The Coca-Cola Co.	2.549	04/05/05	3,000,000	2,999,150
The Coca-Cola Co.	2.769	05/09/05	3,000,000	2,991,228
				5,990,378
Household & Personal Products (2.5%)
The Procter & Gamble Co.	2.539	04/19/05	3,000,000	2,996,402
The Procter & Gamble Co.	2.720	05/16/05	1,750,000	1,744,050
				4,740,452
Insurance (5.8%)
American International Group Funding, Inc.	2.560	04/04/05	3,000,000	2,999,360
American International Group Funding, Inc.	2.769	05/03/05	2,000,000	1,995,076
Prudential Funding Corp.	2.729	0429/05	4,000,000	3,991,724
Prudential Funding Corp.	2.730	05/04/05	2,000,000	1,994,995
				10,981,155
Media (2.7%)
Gannett Corp.	2.710	04/18/05	3,000,000	2,996,161
Gannett Corp.	2.629	04/25/05	2,200,000	2,196,143
				5,192,304
Oil & Gas (1.3%)
ChevronTexaco Corp.	2.549	04/26/05	2,400,000	2,395,750

Pharmaceuticals (6.5%)
Abbott Laboratories	2.640	04/26/05	2,400,000	2,395,600
Merck	2.739	04/28/05	4,000,000	3,991,780
Pfizer, Inc.	2.550	04/05/05	6,000,000	5,998,293
				12,385,673
Retail (2.0%)
Wal-Mart	2.840	05/24/05	3,900,000	3,883,694

Variable Rate Demand Notes (5.0%)**
Chatham Capital Corp.(backed by 5/3rd Bank LOC)	2.850	11/01/28	1,000,000	1,000,000
Community Housing Development (backed by Wells Fargo Bank LOC)	2.900	08/01/24	1,075,000	1,075,000
Connecticut Water (backed by Citizen Bank of RI LOC)	2.840	01/04/29	1,500,000	1,500,000
PCP Investors LLC (backed by Wells Fargo Bank LOC)	2.940	12/01/24	1,000,000	1,000,000
Pineview (backed by 5/3rd Bank LOC)	2.840	01/01/23	400,000	400,000
Rockwood Quarry LLC (backed by 5/3rd Bank LOC)	2.810	12/01/22	4,600,000	4,600,000
				9,575,000
Certificates of Deposit (1.6%)
Bank of America Corp.	2.610	04/20/05	3,000,000	2,999,932

Corporate Floaters (5.1%)
American Express Credit Corp.	2.933	04/18/05	1,010,000	1,010,061
National City Bank	3.040	09/30/05	2,700,000	2,699,513
National City Bank of Indiana	3.100	09/16/05	1,975,000	1,975,904
Wells Fargo & Co.	3.030	03/03/06	4,000,000	4,005,160
				9,690,638
Bankers Acceptance (1.6%)
Bank of America	2.480	04/06/05	3,000,000	2,999,969

Total short-term notes (cost: $186,033,615)				186,033,615

	Shares	Value
Money Market Mutual Funds (2.4%)
Dreyfus Masternote Account	175,040	$175,040
Federated Investors Prime Obligation	1,398,148	1,398,148
Wells Fargo Cash Invest MM-I	3,075,000	3,075,000
Total money market mutual funds (cost: $4,648,188)		4,648,188

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve	46,552	46,552
Total cash and cash equivalents (cost: $46,552)

Total Investments (Cost: $190,728,355)		$190,728,355

**Variable rate investment. The rate shown represents the rate in effect at March 31, 2005. The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rates for short-term notes reflect the yields for those securities

Percentages shown are based on total investment at value.

OneAmerica Funds, Inc.

Investment Grade Bond Portfolio

Schedule of Investments

March 31, 2005

(Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value

Long-Term Notes and Bonds (79.9%)
U.S. Government & Agency Obligations (11.8%)
FHLB	2.080%	06/21/05	$1,100,000	$1,097,724
FHLB	5.750	05/15/12	700,000	749,036
Housing Urban Development	4.850	08/01/11	900,000	909,631
Housing Urban Development	5.670	08/01/16	800,000	833,264
Tennessee Valley Authority	6.250	12/15/17	900,000	1,008,230
U.S. Treasury Bonds	6.250	08/15/23	900,000	1,048,184
U.S. Treasury Bonds	6.750	08/15/26	1,725,000	2,148,636
U.S. Treasury Bonds	5.250	02/15/29	1,150,000	1,211,319
U.S. Treasury Bonds	5.375	02/15/31	300,000	327,059
U.S. Treasury Notes	6.250	02/15/07	1,200,000	1,254,656
U.S. Treasury Notes	4.250	11/15/14	300,000	293,895
U.S. Treasury Notes	2.000	05/15/06	200,000	196,750
U.S. Treasury Notes	7.000	07/15/06	275,000	286,709
U.S. Treasury Notes	2.625	11/15/06	2,850,000	2,802,465
U.S. Treasury Notes	3.500	11/15/09	1,000,000	973,204
U.S. Treasury Notes	4.000	03/15/10	1,000,000	992,501
				16,133,263
Mortgage-Backed and Asset-Backed Securities (33.8%)
Atlantic City Electric Transition Funding
LLC 2002-1 A30	4.910	07/20/17	1,000,000	997,648
FHLMC Gold Pool #A11823	5.000	08/01/33	153,816	150,974
FHLMC Gold Pool #A16641	5.500	12/01/33	377,039	378,829
FHLMC Gold Pool #B12969	4.500	03/01/19	340,907	334,530
FHLMC Gold Pool #C01086	7.500	11/01/30	141,491	151,585
FHLMC Gold Pool #C01271	6.500	12/01/31	204,980	213,154
FHLMC Gold Pool #C01302	6.500	11/01/31	64,611	67,187
FHLMC Gold Pool #C01676	6.000	11/01/33	1,183,296	1,211,816
FHLMC Gold Pool #C14364	6.500	09/01/28	67,390	70,207
FHLMC Gold Pool #C14872	6.500	09/01/28	10,858	11,312
FHLMC Gold Pool #C20300	6.500	01/01/29	92,965	96,851
FHLMC Gold Pool #C28221	6.500	06/01/29	33,626	35,012
FHLMC Gold Pool #C35377	7.000	01/01/30	19,192	20,242
FHLMC Gold Pool #C41636	8.000	08/01/30	18,110	19,496
FHLMC Gold Pool #C61802	5.500	12/01/31	1,096,586	1,103,253
FHLMC Gold Pool #C64936	6.500	03/01/32	117,235	121,878
FHLMC Gold Pool #C65674	7.000	03/01/32	105,951	111,656
FHLMC Gold Pool #C68790	6.500	07/01/32	538,207	559,526
FHLMC Gold Pool #C74741	6.000	12/01/32	477,434	489,424
FHLMC Gold Pool #C79460	5.500	05/01/33	421,628	423,629
FHLMC Gold Pool #C79886	6.000	05/01/33	921,195	943,397
FHLMC Gold Pool #E00543	6.000	04/01/13	78,100	80,765
FHLMC Gold Pool #E00565	6.000	08/01/13	58,816	60,822
FHLMC Gold Pool #E00957	6.000	02/01/16	112,149	115,915
FHLMC Gold Pool #E01007	6.000	08/01/16	74,000	76,490
FHLMC Gold Pool #E01085	5.500	12/01/16	134,699	137,649
FHLMC Gold Pool #E01136	5.500	03/01/17	346,549	354,093
FHLMC Gold Pool #E01216	5.500	10/01/17	318,295	325,224
FHLMC Gold Pool #E01378	5.000	05/01/18	618,490	619,688

Description	Interest Rate	Maturity Date	Principal Amount	Value

FHLMC Gold Pool #E71048	6.000%	07/01/13	$2,872	$2,970
FHLMC Gold Pool #E72468	5.500	10/01/13	36,976	37,805
FHLMC Gold Pool #E74118	5.500	01/01/14	170,246	180,028
FHLMC Gold Pool #E77035	6.500	05/01/14	98,645	103,255
FHLMC Gold Pool #E77962	6.500	07/01/14	127,531	133,491
FHLMC Gold Pool #E78727	6.500	10/01/14	2,590	2,711
FHLMC Gold Pool #E82543	6.500	03/01/16	91,431	95,671
FHLMC Gold Pool #E85127	6.000	08/01/16	97,509	100,791
FHLMC Gold Pool #E85353	6.000	09/01/16	127,626	131,922
FHLMC Gold Pool #E89823	5.500	05/01/17	454,354	464,245
FHLMC Gold Pool #E90912	5.500	08/01/17	121,532	124,178
FHLMC Gold Pool #E91139	5.500	09/01/17	605,918	619,109
FHLMC Gold Pool #E91646	5.500	10/01/17	870,866	889,824
FHLMC Gold Pool #E92047	5.500	10/01/17	536,675	548,358
FHLMC Gold Pool #E92196	5.500	11/01/17	70,025	71,549
FHLMC Gold Pool #E95159	5.500	03/01/18	674,973	689,821
FHLMC Gold Pool #E95734	5.000	03/01/18	2,700,072	2,705,300
FHLMC Gold Pool #E96115	5.000	05/01/18	1,923,533	1,927,257
FHLMC Gold Pool #E97366	5.000	07/01/18	1,377,605	1,380,272
FHLMC Gold Pool #G01091	7.000	12/01/29	87,006	91,768
FHLMC Gold Pool #G10817	6.000	06/01/13	76,950	79,575
FHLMC Series 2370 Class PC CMO	6.000	07/15/30	207,086	208,908
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	1,500,000	1,558,537
FHLMC Series 2715 Class NG CMO	4.500	12/15/18	2,650,000	2,525,904
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	850,000	800,442
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	875,000	872,163
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	2,150,000	2,133,030
FNMA Pool #357637	6.000	11/01/34	4,157,223	4,251,652
FNMA Pool #253798	6.000	05/01/16	4,686	4,844
FNMA Pool #356565	5.500	09/01/17	2,518,869	2,570,240
FNMA Pool #545929	6.500	08/01/32	358,080	372,405
FNMA Pool #555591	5.500	07/01/33	1,089,173	1,093,119
FNMA Pool #572020	6.000	04/01/16	64,328	66,488
FNMA Pool #578974	6.000	05/01/16	149,505	154,529
FNMA Pool #579170	6.000	04/01/16	67,049	69,300
FNMA Pool #584953	7.500	06/01/31	47,393	50,716
FNMA Pool #585097	6.000	05/01/16	242,773	250,925
FNMA Pool #651220	6.500	07/01/32	332,724	346,035
FNMA Pool #781776	6.000	10/01/34	461,654	472,140
FNMA Series 2003-120 Class BY CMO	4.000	12/25/18	1,200,000	1,096,622
GNMA CMO 2002-88 GW	5.500	09/20/19	1,000,000	1,010,019
GNMA CMO 2003-12 PA	3.750	11/16/25	914,478	911,669
GNMA Pool #415539	8.000	07/15/27	22,186	23,931
GNMA Pool #424739	7.500	05/15/26	35,701	38,393
GNMA Pool #443216	8.000	07/15/27	37,609	40,568
GNMA Pool #452827	7.500	02/15/28	53,368	57,313
GNMA Pool #457453	7.500	10/15/27	20,388	21,913
GNMA Pool #479743	7.500	11/15/30	116,955	125,493
GNMA Pool #511723	7.500	10/15/30	98,187	105,356
GNMA Pool #511778	7.500	11/15/30	140,985	151,278
GNMA Pool #529534	8.000	08/15/30	17,841	19,242
GNMA Pool #540356	7.000	05/15/31	152,847	161,657
GNMA Pool #542083	7.000	01/15/31	21,773	23,028
GNMA Pool #552466	6.500	03/15/32	222,048	232,273
GNMA Pool #570323	6.000	02/15/32	37,650	38,770
GNMA Pool #574395	6.000	01/15/32	1,291,163	1,329,577
GNMA Pool #577653	6.000	08/15/32	266,164	274,083
GNMA Pool #585467	6.000	08/15/32	583,500	600,861
GNMA Pool #591025	6.500	10/15/32	667,104	697,821

Description	Interest Rate	Maturity Date	Principal Amount	Value

PSE&G Transition Funding, LLC 2001-1 A3	5.980%	06/15/08	$1,000,000	$1,016,815
Vendee Mortgage Trust 2001-3J	6.500	05/15/08	686,660	707,884
				46,148,095
Corporate Obligations (34.3%)
Airlines (0.9%)
Continental Airlines, Inc.	6.545	02/02/19	659,006	642,950
United Airlines	7.190	04/01/11	687,104	644,040
				1,286,990
Auto Components (0.4%)
Johnson Controls, Inc.	5.000	11/15/06	500,000	506,416

Beverages (0.9%)
Anheuser-Busch Cos., Inc.	6.750	12/15/27	400,000	464,042
Bottling Group LLC	2.450	10/16/06	800,000	781,888
				1,245,930
Chemicals (0.5%)
Praxair, Inc.	6.625	10/15/07	700,000	733,168

Commercial Banks (0.6%)
Bank One NA Illinois	5.500	03/26/07	800,000	821,044

Commercial Services & Supplies (0.9%)
Waste Management, Inc.	6.875	05/15/09	1,100,000	1,184,807

Communications Equipment (0.7%)
Motorola Corp.	7.625	11/15/10	800,000	899,963

Computer Software (0.5%)
Computer Associates Inc. Series 144A	5.625	12/01/14	700,000	689,698

Diversified Telecommunication Services (2.2%)
Deutsche Telekom International	5.250	07/22/13	600,000	602,715
Qwest Corp. Series 144A	9.125	03/15/12	600,000	655,500
Sprint Capital Corp.	8.750	03/15/32	800,000	1,041,025
Verizon Communications	6.940	04/15/28	600,000	650,863
				2,950,103
Electric Utility (2.8%)
Centerpoint Energy	6.500	02/01/08	1,000,000	1,049,506
Entergy Gulf States, Inc.	4.875	11/01/11	650,000	640,848
Hydro-Quebec	8.050	07/07/24	550,000	746,521
Pacific Gas & Electric	4.200	03/01/11	700,000	675,317
Potomac Edison Co. Series 144A	5.350	11/15/14	700,000	698,480
				3,810,672
Electronic Parts & Equipment (0.5%)
Arrow Electronics, Inc.	6.875	07/01/13	700,000	752,208

Finance Companies (3.5%)
CIT Group, Inc.	5.500	11/30/07	700,000	717,247
Ford Motor Credit Corp.	7.600	08/01/05	700,000	707,368
Ford Motor Credit Corp.	7.000	10/01/13	800,000	776,188
General Motors Acceptance Corp.	6.875	09/15/11	1,200,000	1,087,173
Household Finance Corp.	6.500	01/24/06	700,000	715,085
PEMEX Master Trust	8.625	02/01/22	700,000	797,125
				4,800,186

Description	Interest Rate	Maturity Date	Principal Amount	Value

Food Products (1.3%)
ConAgra Foods, Inc.	6.750%	09/15/11	$800,000	$880,372
Kellogg Co.	6.000	04/01/06	850,000	865,374
				1,745,746
Health Care Equipment & Supplies (0.8%)
Hospira, Inc.	5.900	06/15/14	1,000,000	1,042,762

Health Care Providers & Services (2.0%)
Beckman Coulter, Inc.	7.450	03/04/08	500,000	539,238
HCA, Inc.	6.950	05/01/12	900,000	938,660
Service Corp. International	6.875	10/01/07	1,300,000	1,322,750
				2,800,648
Insurance (1.1%)
Nationwide Financial Services	6.250	11/15/11	700,000	753,892
Protective Life US Funding Series 144 A	5.875	08/15/06	700,000	715,469
				1,469,361
Media (2.9%)
AOL Time Warner, Inc.	6.875	05/01/12	900,000	984,263
Comcast Corp.	6.500	01/15/15	800,000	857,857
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	700,000	738,137
Reed Elsevier Capital	6.125	08/01/06	600,000	612,691
Viacom, Inc.	4.625	05/15/18	800,000	716,166
				3,909,114
Oil & Gas-Production/Pipeline (4.8%)
Amerada Hess Corp.	7.300	08/15/31	800,000	904,951
El Paso Natural Gas Series 144A	7.625	08/01/10	700,000	737,528
Encana Holdings Financial Corp.	5.800	05/01/14	800,000	837,216
Enterprise Products Operations Series B	5.600	10/15/14	700,000	692,110
Kinder Morgan Energy Partners	5.000	12/15/13	800,000	780,401
Magellan Midstream Partners	5.650	10/15/16	800,000	798,309
Pioneer Natural Resource	6.500	01/15/08	600,000	628,771
Southwestern Energy Co.	7.125	10/10/17	500,000	485,925
Union Pacific Resources	7.050	05/15/18	600,000	664,361
				6,529,572

Paper & Forest Products (1.3%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	800,000	754,000
Weyerhaeuser Co.	6.750	03/15/12	900,000	989,885
				1,743,885
Personal Products (0.7%)
Gillette Co.	3.500	10/15/07	1,000,000	992,286

Pharmaceuticals (0.8%)
Wyeth	5.500	03/15/13	1,100,000	1,119,958

Real Estate (0.5%)
Simon Property Group LP Series 144A	3.750	01/30/09	700,000	672,419

Miscellaneous (3.7%)
iShares GS $ InvesTop Corporate Bond Fund			24,275	2,660,298
Morgan Stanley Tracers Variable Series 144A	5.878	03/01/07	1,160,000	1,181,802
Morgan Stanley Tracers Variable Series 144A	7.235	09/15/11	1,110,000	1,224,021
				5,066,121

Total Corporate Obligations				46,773,057

Total long-term notes and bonds (cost: $108,175,191)				$109,054,415

Description	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Notes and Bonds (15.5%)
Commercial Paper (5.8%)
Consumer Finance (5.8%)
American Express Credit Corp.	2.689%	04/26/05	$2,000,000	1,996,264
American General Finance Corp.	2.580	04/05/05	2,000,000	1,999,427
American International Group Funding, Inc.	2.809	05/13/05	2,000,000	1,993,443
Toyota Motor Credit Corp.	2.680	04/26/05	2,000,000	1,996,271

Diversified Financial Services (1.5%)
General Electric Capital Corp.	2.7000	05/13/05	2,000,000	1,993,700

Total commercial paper (cost: $9,979,105)				9,979,105

U.S. Government & Agency Obligations (6.6%)
FHLB DN	—	04/08/05	2,000,000	1,998,960
FHLM DN	2.769	05/16/05	3,000,000	2,989,613
FNMA DN	2.499	04/01/05	2,000,000	2,000,000
Freddie DN 4/5/05 Series RB	2.520	04/05/05	2,000,000	1,999,406
				8,987,979
Variable Rate Demand Notes (1.6%)**
CORP Finance Managers (backed by 5/3rd Bank LOC)	2.940	02/02/43	500,000	500,000
Minneapolis Minnesota - General Obligation Bond – Taxable	2.890	03/01/27	1,000,000	1,000,000
Montrose Country Colorado Economic (backed by 5/3rd Bank LOC)	2.940	06/01/10	700,000	700,000
				2,200,000

Total short-term notes and bonds (cost: $21,167,176)				21,167,084

	Shares
Money Market Mutual Funds (3.2%)
Federated Investors Prime Obligation	2,744,206	2,744,206
Goldman Sachs Financial Square Funds	1,695,000	1,695,000

Total money market mutual funds (cost: $4,439,206)		4,439,206

Mutual Funds (1.3%)
Federated High Yield Bond	16,336	98,178
Neuberger Berman High Income Bond Fund	175,710	1,621,800

Total mutual funds (cost: $1,761,499)		1,719,978

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve	95,281	95,281

Total cash and cash equivalents (cost: $95,281)
Total Investment (Cost $135,638,353)		$136,475,964

** Variable rate investment.  The rate shown represents the rate in the effect at March 31,2005.  The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rates for short-term notes reflect the yields for those securities.

Percentages shown are based on total investment at value.

OneAmerica Funds, Inc.

Asset Director Portfolio

Schedule of  Investments

March 31, 2005

(Unaudited)

Description	Shares	Value

Common Stocks (64.3%)
Aerospace & Defense (1.9%)
General Dynamics Corp.	15,300	$1,637,865
Precision Castparts Corp.	30,350	2,337,254
		3,975,119
Apparel (7.2%)
Columbia Sportswear Co.*	52,600	2,799,898
Kellwood Co.	90,000	2,591,100
Liz Claiborne, Inc.	53,700	2,154,981
Reebok International, Ltd.	78,600	3,481,980
Wolverine World Wide, Inc.	185,850	3,982,765
		15,010,724
Automotive Components (1.4%)
Magna International, Inc.	39,400	2,635,860
TBC Corp.*	10,290	286,679
		2,922,539
Cement & Aggregates (2.3%)
Lafarge North America, Inc.	82,500	4,822,125

Chemicals (0.9%)
Dow Chemical Co.	35,800	1,784,630

Computer Hardware & Software (3.8%)
Autodesk, Inc.	153,400	4,565,184
Hewlett-Packard Co.	151,667	3,327,574
		7,892,758
Consumer Products (0.6%)
Helen of Troy, Ltd.*	42,200	1,155,436

Diversified Financial Services (6.2%)
Aegon NV	114,600	1,542,516
Citigroup, Inc.	39,028	1,753,918
Federated Investors, Inc.	104,400	2,955,563
Investment Technology Group, Inc.*	115,600	2,023,000
JP Morgan Chase & Co.	83,140	2,876,644
Washington Mutual, Inc.	42,907	1,694,827
		12,846,468
Diversified Manufacturing (3.6%)
Carlisle Cos., Inc.	63,500	4,430,395
Crane Co.	41,000	1,180,390
Trinity Industries, Inc.	67,150	1,891,616
		7,502,401
Electrical Equipment (4.0%)
American Power Conversion	175,700	4,587,527
Baldor Electric Co.	144,100	3,719,221
		8,306,748
Health Care (4.5%)
McKesson Corp.	81,500	3,076,625
Merck & Co., Inc.	19,900	644,163

Description	Shares	Value

Pfizer, Inc.	105,300	$2,766,231
Priority Healthcare Corp. Class B*	127,100	2,749,173
		9,236,192
Home Furnishings (2.1%)
Furniture Brands International, Inc.	98,650	2,151,557
La-Z-Boy, Inc.	165,050	2,299,146
		4,450,703
Industrial Conglomerates (1.1%)
General Electric Co.	64,400	2,322,264

Metals & Mining (1.2%)
Alcoa, Inc.	80,200	2,437,278

Oil & Oil Services (5.9%)
Royal Dutch Petroleum Co.	62,650	3,761,506
Tidewater, Inc.	82,950	3,223,437
Valero Energy Corp.	72,700	5,326,729
		12,311,672
Paper and Forest Products (1.4%)
Wausau-Mosinee Paper Corp.	208,200	2,943,948

Recreation (4.1%)
Brunswick Corp.	97,100	4,549,135
Mattel, Inc.	187,300	3,998,855
		8,547,990
Restaurants (1.6%)
Outback Steakhouse, Inc.	41,100	1,881,969
Ryan’s Restaurant Group, Inc.*	101,500	1,474,795
		3,356,764
Retail (3.7%)
BJ’s Wholesale Club, Inc.*	107,800	3,348,268
Home Depot, Inc.	73,400	2,806,816
Longs Drug Stores, Inc.	45,700	1,563,854
		7,718,938
Semiconductors (1.6%)
Intel Corp.	69,600	1,616,808
Texas Instruments, Inc.	65,100	1,659,399
		3,276,207
Telecommunication Services (3.8%)
Nokia Corp. ADR	209,700	3,235,671
Sprint Corp.	53,400	1,214,850
Telefonos de Mexico, Class L ADR	100,200	3,459,906
		7,910,427
Transportation (1.4%)
Alexander & Baldwin, Inc.	22,800	939,360
Norfolk Southern Corp.	30,000	1,111,500
Werner Enterprises, Inc.	48,800	948,184
		2,999,044

Total common stocks (cost: $100,661,800)		133,730,375

Description	Interest Rate	Maturity Date	Principal Amount	Value

Long-Term Notes and Bonds (21.6%)
U.S. Government & Agency Obligations (4.5%)
FHLB	2.080%	06/21/05	$400,000	$399,172
Housing Urban Development	4.850	08/01/11	100,000	101,070
Housing Urban Development	5.670	08/01/16	200,000	208,316
Tennessee Valley Authority	6.250	12/15/17	100,000	112,026
U.S. Treasury Bonds	6.250	08/15/23	900,000	1,048,184
U.S. Treasury Bonds	6.750	08/15/26	700,000	871,910
U.S. Treasury Bonds	5.250	02/15/29	175,000	184,331
U.S. Treasury Bonds	6.250	05/15/30	225,000	270,404
U.S. Treasury Note	4.250	11/15/14	1,100,000	1,077,614
U.S. Treasury Notes	5.625	02/15/06	125,000	127,485
U.S. Treasury Notes	2.000	05/15/06	475,000	467,282
U.S. Treasury Notes	7.000	07/15/06	750,000	781,934
U.S. Treasury Notes	2.625	05/15/08	1,700,000	1,633,594
U.S. Treasury Notes	5.500	05/15/09	1,150,000	1,211,814
U.S. Treasury Notes	6.000	08/15/09	300,000	322,477
U.S. Treasury Notes	4.000	03/15/10	500,000	496,251
				9,313,864

Mortgage-Backed and Asset-Backed Securities (8.6%)
FHLMC Gold Pool #A11823	5.000	08/01/33	699,384	686,464
FHLMC Gold Pool #A16641	5.500	12/01/33	1,131,118	1,136,488
FHLMC Gold Pool #B12969	4.500	03/01/19	1,022,721	1,003,589
FHLMC Gold Pool #C01086	7.500	11/01/30	30,759	32,953
FHLMC Gold Pool #C01271	6.500	12/01/31	85,408	88,814
FHLMC Gold Pool #C01302	6.500	11/01/31	38,006	39,522
FHLMC Gold Pool #C01676	6.000	11/01/33	321,474	329,222
FHLMC Gold Pool #C14872	6.500	09/01/28	40,644	42,343
FHLMC Gold Pool #C61802	5.500	12/01/31	260,563	262,147
FHLMC Gold Pool #C65255	6.500	03/01/32	37,060	38,528
FHLMC Gold Pool #C65674	7.000	03/01/32	26,488	27,914
FHLMC Gold Pool #C67071	6.500	05/01/32	87,609	91,316
FHLMC Gold Pool #C68790	6.500	07/01/32	179,402	186,509
FHLMC Gold Pool #C74741	6.000	12/01/32	140,422	143,948
FHLMC Gold Pool #C79886	6.000	05/01/33	267,444	273,890
FHLMC Gold Pool #E00543	6.000	04/01/13	52,531	54,323
FHLMC Gold Pool #E00878	6.500	07/01/15	36,234	37,911
FHLMC Gold Pool #E01007	6.000	08/01/16	74,000	76,490
FHLMC Gold Pool #E77962	6.500	07/01/14	47,824	50,059
FHLMC Gold Pool #E85127	6.000	08/01/16	55,720	57,595
FHLMC Gold Pool #E85353	6.000	09/01/16	127,627	131,922
FHLMC Gold Pool #E95159	5.500	03/01/18	253,115	258,683
FHLMC Gold Pool #E95734	5.000	03/01/18	1,053,687	1,055,727
FHLMC Gold Pool #E96115	5.000	05/01/18	489,034	489,981
FHLMC Gold Pool #E97366	5.000	07/01/18	397,460	398,230
FHLMC Gold Pool TBA	5.000	04/15/20	2,000,000	2,000,624
FHLMC Pool #A14499	6.000	10/01/33	352,135	360,622
FHLMC Series 2370 Class PC CMO	6.000	07/15/30	51,772	52,227
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	500,000	519,512
FHLMC Series 2715 Class NG CMO	4.500	12/15/18	750,000	714,878
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	150,000	141,255
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	500,000	498,379
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	350,000	347,238
FNMA Pool #357637	6.000	11/01/34	1,136,602	1,162,420

Description	Interest Rate	Maturity Date	Principal Amount	Value

FNMA Pool #356565	5.500%	09/01/17	$572,470	$584,145
FNMA Pool #545929	6.500	08/01/32	167,104	173,789
FNMA Pool #555591	5.500	07/01/33	316,211	317,357
FNMA Pool #574922	6.000	04/01/16	6,443	6,659
FNMA Pool #579170	6.000	04/01/16	94,056	97,215
FNMA Pool #584953	7.500	06/01/31	21,064	22,540
FNMA Pool #651220	6.500	07/01/32	66,545	69,207
FNMA Pool #725793	5.500	09/01/19	2,000,000	2,041,023
FNMA Series 2003-120 Class BY CMO	4.000	12/25/18	300,000	274,156
GNMA Pool #422407	6.500	01/15/26	9,035	9,474
GNMA Pool #424578	6.500	04/15/26	110,713	116,092
GNMA Pool #425983	6.500	03/15/26	31,458	32,987
GNMA Pool #431962	6.500	05/15/26	122,451	128,401
GNMA Pool #436741	7.500	01/15/27	49,006	52,671
GNMA Pool #443216	8.000	07/15/27	19,673	21,221
GNMA Pool #479743	7.500	11/15/30	116,955	125,493
GNMA Pool #511778	7.500	11/15/30	55,168	59,196
GNMA Pool #542083	7.000	01/15/31	108,865	115,140
GNMA Pool #552466	6.500	03/15/32	103,623	108,394
GNMA Pool #555179	7.000	12/15/31	17,503	18,512
GNMA Pool #570323	6.000	02/15/32	15,060	15,508
GNMA Pool #574395	6.000	01/15/32	126,585	130,351
PSE&G Transition Funding, LLC 2001-1 A3	5.980	06/15/08	600,000	610,089

				17,921,343
Corporate Obligations (8.5%)
Airlines (0.2%)
Continental Airlines, Inc.	6.545	02/02/19	164,751	160,738
United Airlines	7.190	04/01/11	294,473	276,017
				436,755
Auto Components (0.1%)
Johnson Controls, Inc.	5.000	11/15/06	200,000	202,566

Beverages (0.3%)
Anheuser-Busch Cos., Inc.	6.750	12/15/27	450,000	522,048
Bottling Group LLC	2.450	10/16/06	200,000	195,472
				717,520
Chemicals (0.2%)
Praxair, Inc.	6.625	10/15/07	300,000	314,215

Commercial Banks (0.1%)
Bank One NA Illinois	5.500	03/26/07	200,000	205,261

Commercial Services & Supplies (0.2%)
Waste Management, Inc.	6.875	05/15/09	300,000	323,129

Communications Equipment (0.1%)
Motorola Corp.	7.625	11/15/10	200,000	224,991

Computer Software (0.1%)
Computer Associates Inc. Series 144A	5.625	12/01/14	300,000	295,585

Diversified Telecommunication Services (0.8%)
Deutsche Telekom International	5.250	07/22/13	300,000	301,358
Qwest Corp. Series 144A	9.125	03/15/12	400,000	437,000

Description	Interest Rate	Maturity Date	Principal Amount	Value

Sprint Capital Corp.	8.750%	03/15/32	$400,000	$520,512
Verizon Communications	6.940	04/15/28	350,000	379,670
				1,638,540
Electric Utility (0.7%)
Centerpoint Energy	6.500	02/01/08	200,000	209,901
Entergy Gulf States, Inc.	4.875	11/01/11	350,000	345,073
Hydro-Quebec	8.050	07/07/24	250,000	339,328
Pacific Gas & Electric	4.200	03/01/11	300,000	289,421
Potomac Edison Co. Series 144A	5.350	11/15/14	300,000	299,348
				1,483,071
Electronic Equipment & Instruments (0.2%)
Arrow Electronics, Inc.	6.875	07/01/13	300,000	322,375

Finance Companies (0.8%)
CIT Group, Inc.	5.500	11/30/07	400,000	409,856
Citi Financial	6.625	06/01/15	75,000	81,729
Ford Motor Credit Corp.	7.600	08/01/05	150,000	151,579
Ford Motor Credit Corp.	7.000	10/01/13	200,000	194,047
General Motors Acceptance Corp.	6.875	09/15/11	300,000	271,793
Household Finance Corp.	6.500	01/24/06	300,000	306,465
PEMEX Master Trust	8.625	02/01/22	300,000	341,625
				1,757,094
Food Products (0.3%)
ConAgra Foods, Inc.	6.750	09/15/11	200,000	220,093
Kellogg Co.	6.000	04/01/06	300,000	305,426
				525,519
Health Care Equipment & Services (0.2%)
Hospira, Inc.	5.900	06/15/14	300,000	312,829

Health Care Providers & Services (0.3%)
Beckman Coulter, Inc.	7.450	03/04/08	150,000	161,771
HCA, Inc.	6.950	05/01/12	300,000	312,887
Service Corp. International	6.875	10/01/07	200,000	203,500
				678,158
Insurance (0.3%)
Nationwide Financial Services	6.250	11/15/11	300,000	323,096
Protective Life US Funding Series 144 A	5.875	08/15/06	300,000	306,630
				629,726
Media (0.9%)
AOL Time Warner, Inc.	6.875	05/01/12	400,000	437,449
Comcast Corp.	6.500	01/15/15	400,000	428,928
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	300,000	316,345
Reed Elsevier Capital	6.125	08/01/06	400,000	408,461
Viacom, Inc.	4.625	05/15/18	200,000	179,042
				1,770,225
Oil & Gas – Production/Pipeline (1.3%)
Amerada Hess Corp.	7.300	08/15/31	400,000	452,475
El Paso Natural Gas Series 144A	7.625	08/01/10	300,000	316,084
Encana Holdings Financial Corp.	5.800	05/01/14	200,000	209,304
Enterprise Products Operations Series B	5.600	10/15/14	300,000	296,619
Kinder Morgan Energy Partners	5.000	12/15/13	500,000	487,750
Magellan Midstream Partners	5.650	10/15/16	200,000	199,577
Pioneer Natural Resource	6.500	01/15/08	400,000	419,181

Description	Interest Rate	Maturity Date	Principal Amount	Value

Union Pacific Resources	7.050%	05/15/18	$250,000	$276,817
				2,657,807
Paper & Forest Products (0.3%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	200,000	188,500
Weyerhaeuser Co.	6.750	03/15/12	300,000	329,962
				518,462
Pharmaceuticals (0.1%)
Wyeth	5.500	03/15/13	300,000	305,443

Real Estate (0.2%)
New Plan	7.400	09/15/09	200,000	218,078
Simon Property Group LP Series 144A	3.750	01/30/09	300,000	288,179
				506,257
Miscellaneous (0.8%)
iShares GS $InvesTop Corporate Bond Fund	—	—	10,975	1,202,749
Morgan Stanley Tracers Variable Series 144A	5.878	03/01/07	290,000	295,451
Morgan Stanley Tracers Variable Series 144A	7.235	09/15/11	210,000	231,572
				1,729,772

Total corporate obligations				17,555,300

Total long-term notes and bonds (cost: $44,448,900)				44,790,507

Short-Term Notes and Bonds (7.0%)
Commercial Paper (6.8%)
Consumer Finance (6.3%)
American Express Credit Corp.	2.689	04/26/05	2,000,000	1,996,264
American General Finance Corp.	2.580	04/05/05	2,000,000	1,999,427
American International Group Funding, Inc.	2.850	05/20/05	2,000,000	1,992,242
General Electric Capital Corp.	2.659	04/18/05	1,000,000	998,744
General Electric Capital Corp.	2.730	05/02/05	1,000,000	997,649
Prudential Funding Corp.	2.839	05/20/05	1,000,000	995,267
Prudential Funding Corp.	2.499	04/05/05	2,000,000	1,999,443
Toyota Motor Credit Corp	2.799	05/13/05	2,000,000	1,993,467
				12,972,503
Oil & Gas (0.5%)
Chevron Texaco Corp.	2.490	04/26/05	1,000,000	998,271

Total commercial paper (cost: $13,970,774)				13,970,774

Variable Rate Demand Notes (0.2%) **
CORP Finance Managers (backed by 5/3rd Bank LOC)	2.940	02/02/43	200,000	200,000
Montrose Country Colorado Economic (backed by 5/3rd Bank LOC)	2.940	06/01/10	300,000	300,000
				500,000

Total short-term notes and bonds (cost: $14,470,774)				14,470,774

	Shares	Value

Money Market Mutual Funds (5.2%)
Federated Investors Prime Obligation	5,553,272	$5,553,272
Goldman Sachs Financial Square Funds	5,327,900	5,327,900

Total money market mutual funds (cost: $10,881,172)		10,881,172

Mutual Funds (1.9%)
Federated High Yield Bond	8,091	48,625
iShares Russell 1000 Value Index Fund	8,500	559,385
iShares Trust Russell 1000 Growth Index Fund	57,600	2,699,712
Neuberger Berman High Income Bond Fund	68,277	630,200

Total mutual funds (cost: $3,927,634)		3,937,922

Cash and Cash Equivalents (0.0%)
BONY Cash Reserves	49,349	49,349

Total cash and cash equivalents (cost: $49,349)

Total Investments (cost: $174,439,629)		$207,860,099

*Non-Income producing securities.

**Variable rate investment.  The rate shown represents the rate in effect at March 31, 2005.  The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rate for short-term notes reflect the yields for those securities.

Percentages shown are based on total investment at value.

Notes to Schedules of Investments (unaudited)

Investments

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Short-term notes are valued or amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By:	/s/ Dayton H. Molendorp
Dayton H. Molendorp
President

Date:	March 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dayton H. Molendorp
Dayton H. Molendorp
President

Date:	March 24, 2005

By:	/s/ Constance E. Lund
Constance E. Lund
Treasurer

Date:	March 24, 2005

Item 2.    Controls and Procedures.

(a)     The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)     There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.